Trade receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade Receivables
Schedule of financial position balances

	December 31, 2025	December 31, 2024
Private sector:
General (i) and special customers (ii)	2,436,976	2,409,094
Agreements (iii)	343,747	659,778
	2,780,723	3,068,872
Governmental Entities:
Municipal	1,186,531	690,010
Federal	2,670	5,303
Agreements (iii)	274,508	370,823
	1,463,709	1,066,136
Wholesale customers – Municipal governments: (iv)
Mogi das Cruzes	9,149	4,744
São Caetano do Sul	26,884	11,773
São Caetano do Sul - Agreement	51,589	65,213
Total wholesale customers – Municipal governments	87,622	81,730

Unbilled revenue (v)	1,157,382	1,253,826

Sub-total	5,489,436	5,470,564

Allowance for doubtful accounts	(817,443)	(1,248,209)
Total	4,671,993	4,222,355

Current	4,413,449	3,894,557
Noncurrent	258,544	327,798
Total	4,671,993	4,222,355

(i)	General customers - residential and small and mid-sized companies;
(ii)	Special customers – large consumers, industrial and commercial customers, condominiums and special billing customers (fixed demand agreements, industrial waste, wells, among others);
(iii)	Agreements - installment payments of past-due receivables, plus inflation adjustment and interest, according to the agreements;
(iv)	Wholesale basis customers - municipal governments. This balance refers to the sale of treated water to municipalities, which are responsible for distributing to, billing, and charging end consumers.
(v)	Unbilled revenue: represents revenue incurred, for which the service has been provided but has not yet billed by the end of each period, and is recognized as trade receivables based on monthly estimates.

Schedule of aging of trade receivables

	December 31, 2025%		December 31, 2024%
Current	2,963,070		2,979,496
Past-due:
Up to 30 days	748,559	30%	637,375	26%
From 31 to 60 days	309,579	12%	303,238	12%
From 61 to 90 days	229,559	9%	177,777	7%
From 91 to 120 days	243,256	10%	168,515	7%
From 121 to 180 days	276,446	11%	241,030	10%
From 181 to 360 days	226,600	9%	47,992	2%
Over 360 days	492,367	19%	915,141	37%
Total Past Due	2,526,366	100%	2,491,068	100%
Total	5,489,436		5,470,564

Schedule of allowance for doubtful accounts

Changes in assets	2025	2024
Balance at the beginning of year	1,248,209	1,377,209
Recognition/(reversal) of allowance	(29,099)	41,793
Recoveries	(401,667)	(170,793)
Total	817,443	1,248,209

Schedule of estimated reconciliation

Reconciliation of estimated/historical losses in profit or loss	2025	2024

Write-offs	(501,786)	(685,581)
(Losses)/reversal with state entities - related parties	8,953	(1,208)
(Losses)/reversal with the private sector/government entities	29,099	(41,793)
Recoveries	401,667	170,793

Amount recorded as expense (Note 31)	(62,067)	(557,789)

Schedule of judicial bonds

Debtor	December 31, 2024	Discount (i)	Receipt (ii)	Assignment of Receivables (iii)	Others (iv)	December 31, 2025
Municipality of São Paulo	2,898,210	(992,289)	(1,217,593)	-	125,962	814,290
Municipality of Ferraz de Vasconcelos	22,883	(4,653)	(9,865)	(8,974)	609	-
Municipality of Cachoeira Paulista	12,608	(3,410)	(4,408)	(5,093)	303	-
Municipality of Agudos	14,039	(4,582)	(2,913)	(7,043)	499	-
Other	19,568	(13,727)	(3,587)	(5,382)	3,128	-
Total	2,967,308	(1,018,661)	(1,238,366)	(26,492)	130,501	814,290

(i)	Regarding the other two settlement proposals approved on April 9, 2025, in the updated amount of R$ 2.48 billion, by applying the discount rate according to the chronological order of payment, totaling R$ 1.52 billion (discount of R$ 960 million). In July 2025, the uncertainties and discussions surrounding this process ceased, and the Company recognized the effects of these registered warrants in the 3rd quarter and already received R$ 716,302 related to this settlement.
(ii)	Includes amounts received through lawsuits.
(iii)	In June 2025, the Company negotiated the assignment of receivables from various registered warrants.
(iv)	Mainly includes inflation adjustments.